42. Information related to guaranteed securities issued by subsidiaries (Details Narrative) - bbl	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
DisclosureInformationRelatedToGuaranteedSecuritiesIssuedBySubsidiariesLineItems [Line Items]
Proportion of ownership interest in subsidiary	100.00%
Percentage of proved reserves of reserves of natural gas	30.00%
Total proved reserves estimated	223.7	943.7	473.3
Total proved technical reserve	637.1	529.1	239.9
Total proved contractual reserve		266.8
Total proved reserve due approval of new projects	253.9	242.6
Total proved economic reserve	667.2	94.8	233.5
Net proved reserve sales		72.3	367.8
Net proved reserve purchased			9.1
Total proved reserves due to extensions and discoveries	40.8	25.6	343.6
Net proved reserve	8,815.7
Net proved reserve reduced	922.5		358.7
Net proved reserve from variation in production		912.8	862.6
Net proved reserve from production		9,590.4	9,606.2
Murphy Exploration and Production Company [member] | North America [Member]
DisclosureInformationRelatedToGuaranteedSecuritiesIssuedBySubsidiariesLineItems [Line Items]
Proportion of ownership interest in subsidiary	80.00%
Petrobras America Inc [member] | Consolidated Entities [member]
DisclosureInformationRelatedToGuaranteedSecuritiesIssuedBySubsidiariesLineItems [Line Items]
Proportion of ownership interest in subsidiary	20.00%